WARRANT LIABILITY (Details) - Warrants [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Balance At Beginning Of The Year	$ 475	$ 741
Warrants Issued	0	2,240
Fair Value Adjustment	(478)	(2,395)
Effect Of Movement In Exchange Rates	3	(111)
Balance At End Of The Year	$ 0	$ 475